Corporate information	12 Months Ended
Dec. 31, 2021
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Corporate information
1. Corporate information
Mereo BioPharma Group plc (the “Company” or “Mereo”) is a clinical-stage, United Kingdom (“UK”) based biopharmaceutical company focused on oncology and rare diseases.
The Company is a public limited company incorporated and domiciled in the UK, and registered in England, with shares publicly traded on the Nasdaq Global Market via American Depositary Shares (“ADSs”) under the ticker symbol “MREO”. The Company’s ordinary shares were previously admitted to trading on the AIM market of London Stock Exchange plc with admission cancelled with effect on December 18, 2020. The Company’s registered office is located at Fourth Floor, 1 Cavendish Place, London, W1G 0QF, United Kingdom.
The consolidated financial statements of Mereo BioPharma Group plc and its subsidiaries for the year ended December 31, 2021 were authorized for issue in accordance with a resolution of the Directors on

March 31, 2022. The principal activities of the Company are the development and commercialization of innovative therapeutic pharmaceutical products.